June 13, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Variable Insurance Funds(the “Trust”); File No. 33-32216

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 3, 2013, filed pursuant to Rule 497(e), for the Vanguard
Conservative Allocation Portfolio and Vanguard Moderate Allocation Portfolio, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.
U. S. Securities and Exchange Commission